SUMMARY OF INTANGIBLE ASSETS NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net book value	$ 5,027
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Amortization	145
Net book value	5,027	$ 3,908
Capitalised development expenditure [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Net book value	4,372	3,908
Licences [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Net book value	655
Gross carrying amount [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	4,024
Capitalized development cost	1,696
Currency translation adjustments	(566)
Cost, ending balance	5,154	4,024
Currency translation adjustments	566
Gross carrying amount [member] | Capitalised development expenditure [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	4,024	2,332
Capitalized development cost	975	1,468
Currency translation adjustments	(500)	(224)
Cost, ending balance	4,499	4,024
Currency translation adjustments	500	224
Gross carrying amount [member] | Licences [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance
Capitalized development cost	721
Currency translation adjustments	(66)
Cost, ending balance	655
Currency translation adjustments	66
Accumulated Depreciation Amortisation [Member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Currency translation adjustments	(3)
Accumulated amortization, beginning balance	116
Amortization	14
Accumulated amortization, ending balance	127	116
Currency translation adjustments	3
Accumulated Depreciation Amortisation [Member] | Capitalised development expenditure [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Currency translation adjustments	(3)
Accumulated amortization, beginning balance	116	88
Amortization	14	28
Accumulated amortization, ending balance	127	116
Currency translation adjustments	3
Accumulated Depreciation Amortisation [Member] | Licences [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Currency translation adjustments
Accumulated amortization, beginning balance
Amortization
Accumulated amortization, ending balance
Currency translation adjustments